Income tax (Details 6) $ in Thousands	Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Historical losses	$ 25,317
Adjusted losses	25,346
Amortized losses	2,500
Amount outstanding to amortize	22,846
Tax Year 2020 Expiration 2030 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	3,145
Adjusted losses	2,894
Amortized losses	1,926
Amount outstanding to amortize	968
Tax Year 2021 Expiration 2031 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	630
Adjusted losses	793
Amortized losses
Amount outstanding to amortize	793
Tax Year 2022 Expiration 2026 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	5,509
Adjusted losses	5,545
Amortized losses	292
Amount outstanding to amortize	5,253
Tax Year 2023 Expiration 2027 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	13,693
Adjusted losses	13,693
Amortized losses
Amount outstanding to amortize	13,693
Tax Year 2024 Expiration 2028 [Member]
IfrsStatementLineItems [Line Items]
Historical losses	2,340
Adjusted losses	2,421
Amortized losses	282
Amount outstanding to amortize	$ 2,139